Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related Party Transactions [Line Items]
Short-Term Debt, Average Outstanding Amount			$ 24,703,269
Callaway [Member]
Related Party Transactions [Line Items]
Withdraw amount			$ 2,300,000	$ 2,000,000
Farragut [Member]
Related Party Transactions [Line Items]
Withdraw amount	$ 1,200,000	$ 1,000,000
Related Party Transactions [Member]
Related Party Transactions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	15.00%		15.00%
Debt, Weighted Average Interest Rate	15.00%		15.00%
Debt Instrument Interest Rate Conversion Price			1.65%
Debt Instrument Interest Rate Payable in Cash			10.00%
Debt Instrument Interest Rate Payable in Kind			5.00%
Short-Term Debt, Average Outstanding Amount			$ 490,874